Significant Accounting Policies - Schedule of Annual Depreciation Rates of Property, Plant and Equipment (Detail)	Mar. 31, 2020
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	20.00%
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	2.50%
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	5.00%
Minimum [Member] | Furniture, Fixtures, Office Equipment, Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	6.00%
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	10.00%
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	10.00%
Maximum [Member] | Furniture, Fixtures, Office Equipment, Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	33.00%